Finance Lease Receivables, Net - Summary of Analysis of Aging Finance Lease Receivables Principal (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance lease receivables	¥ 2,366,189,534	$ 371,306,770	¥ 3,423,777,666
Aging of finance lease receivables principal	2,475,643,558	388,482,497	3,513,623,809
1 to 30 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	90,969,086	14,275,035	68,919,540
31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	6,290,856	987,173	7,515,295
61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	3,656,847	573,839	5,260,689
91 to 120 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	3,868,995	607,130	3,678,200
121 to 150 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	2,201,790	345,509	2,570,865
151 to 180 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	¥ 2,466,450	$ 387,041	¥ 1,901,554